RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Indemnification Agreements
The Company has entered into indemnification agreements with each of its directors and executive officers. The indemnification agreements provide, to the fullest extent permitted under law, indemnification against all expenses, judgments, fines and amounts paid in settlement relating to, arising out of or resulting from an indemnitee’s status as a director, officer, employee, fiduciary or agent of the Company or any other corporation, limited liability company, partnership, joint venture, trust, employee benefit plan or other entity which such person is or was serving at the Company’s request as a director, officer, employee or agent. In addition, the indemnification agreements provide that the Company will advance, to the extent not prohibited by law, the expenses incurred by the indemnitee in connection with any proceeding, and such advancement will be made within thirty (30) days after the receipt by the Company of a statement requesting such advances from time to time, whether prior to or after final disposition of any proceeding. During the six months ended June 30, 2025, the total benefit related to the indemnification agreements was $0.1 million, primarily due to the receipt of insurance proceeds that were higher than the estimated receivables initially recorded in the prior fiscal year. During the six months ended June 30, 2024, the total expense related to the indemnification agreements was $0.7 million, net of insurance reimbursements.
Transactions with Cedarwalk in Connection with the Business Combination
Immediately prior to the closing of the Business Combination, Obagi carved out and distributed all of the outstanding shares of its subsidiary, Obagi Hong Kong Limited (“Obagi Hong Kong”), to its shareholder, Cedarwalk Skincare Ltd. (“Cedarwalk”) (the “Obagi China Distribution”). All sales of Obagi products in the People’s Republic of China, inclusive of the Hong Kong Special Administrative Region, the Macau Special Administrative Region, and Taiwan (the “China Region”) prior to the Business Combination had been conducted through Obagi Hong Kong and its subsidiaries (the “Obagi China Business”), which were not acquired by Waldencast in the Business Combination.
In connection with the Obagi China Distribution, the Company entered into an Intellectual Property License Agreement (the “IP License Agreement”), a Global Supply Services Agreement (the “Supply Agreement”), and a Transition Services Agreement (the “Transition Services Agreement”) with Obagi Hong Kong, which is owned by Cedarwalk, the former owner of Obagi and a beneficial holder of 25.3% of the Company’s fully diluted Class A ordinary shares as of June 30, 2025.
Under the IP License Agreement, the Company exclusively licenses intellectual property relating to the Obagi brand to the Obagi China Business, and the Company retains the rights to such intellectual property to conduct the Obagi-branded business worldwide except for the China Region. The Obagi China Business pays the Company a royalty on gross sales of licensed products. The IP License Agreement is perpetual subject to certain conditions. During the six months ended June 30, 2025, there was no net revenue generated from related party royalties. During the six months ended June 30, 2024, net revenue generated from related party royalties was $0.1 million.
Under the Supply Agreement, the Company supplies or causes to be supplied through certain Obagi CMOs products for distribution and sale in the China Region by the Obagi China Business. The Supply Agreement included transition provisions whereby the Company would supply goods to the Obagi China Business directly during an interim supply period. The parties continued to apply such interim terms until December 2024, at which point the remaining related party liability was released as the Company had fulfilled its contractual obligations related to pricing. The term of the Supply Agreement is perpetual, subject to termination for material breach and failure to cure or termination in the event that the IP License Agreement is terminated. During the six months ended June 30, 2025, there was no net revenue or related cost of goods sold generated from supplying products to the Obagi China Business. During the six months ended June 30, 2024, net revenue generated from supplying products to the Obagi China Business was $1.1 million and the related cost of goods sold was $0.3 million.
As of June 30, 2025, the Company had $0.7 million in related party accounts receivable from the Obagi China Business in the condensed consolidated balance sheet. As of December 31, 2024, the Company had $0.8 million in related party accounts receivable from the Obagi China Business in the condensed consolidated balance sheet.
In addition, the parties had entered into a Transition Services Agreement, which expired in July 2023.
Milk
Milk Makeup subleases from Milk Studios Los Angeles LLC (“Milk Studios”) certain space in Los Angeles, CA on a month-to-month basis. Milk Makeup primarily uses these facilities for corporate offices and as an in-house studio. Milk Makeup also receives certain services from an employee of Milk Studios. During the six months ended June 30, 2025, the Company incurred administrative fees of $0.2 million, which is recorded in SG&A expenses in the condensed consolidated statements of operations and comprehensive loss. During the six months ended June 30, 2024, the Company incurred administrative fees of $0.2 million, which is recorded in SG&A expenses in the condensed consolidated statements of operations and comprehensive loss.
One of the cofounders of Milk Makeup and a shareholder of the Company is party to an influencer agreement with Milk Makeup pursuant to which the shareholder provides certain brand services to Milk Makeup. Milk Makeup paid $0.1 million and $0.1 million in fees pursuant to this agreement during the six months ended June 30, 2025 and the six months ended June 30, 2024, respectively.